Reporting entity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Reporting entity
(1)	Reporting entity
Avianca Holdings S.A. (the “Company” or “Avianca Holdings S.A.”), a Panamanian corporation whose registered address is at Calle Aquilino de la Guardia No. 8 IGRA Building, Panama City, Republic of Panama, was incorporated on October 5, 2009 under the name SK Holdings Limited in and under the laws of the Commonwealth of the Bahamas. Subsequently, the Company changed its corporate name as follows on March 10, 2010 to AviancaTaca Limited, on January 28, 2011 to AviancaTaca Holding, S.A and on March 3, 2011 changed its registered offices to Panama. In 2011 AviancaTaca listed its shares in the Bolsa de Valores de Colombia (“BVC”) and was listed as PFAVTA: CB. On March 21, 2013 the Company changed its legal name from AviancaTaca Holding S.A. to Avianca Holdings S.A. and its listing name to PFAVH: CB. On November 6, 2013, the Company listed its shares on the New York Stock Exchange (NYSE) and is listed as AVH.
Synergy Aerospace Corp currently has the majority of the Company’s shareholding through BRW Aviation LLC, which is the Group’s direct controller. Since May 24, 2019, Kingsland Holdings Limited, through its ownership of ordinary shares of Avianca Holdings and authority to vote the ordinary shares of Avianca Holdings S.A. owned by BRW Aviation LLC, has effective control of Avianca.
These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group”).
The following are the significant subsidiaries in the Group included within these consolidated financial statements:

Name of Subsidiary	Country of Incorporation	Ownership Interest%
		2019	2018
Avianca Ecuador S.A.	Ecuador	99.62%	99.62%
Aerovias del Continente Americano S.A. (Avianca)	Colombia	99.98%	99.98%
Avianca, Inc.	EE.UU.	100%	100%
Avianca Leasing, LLC	EE.UU.	100%	100%
Grupo Taca Holdings Limited	Bahamas	100%	100%
Latin Airways Corp.	Panama	100%	100%
LifeMiles Ltd.	Bermuda	70%	70%
Avianca Costa Rica S.A.	Costa Rica	92.42%	92.42%
Taca International Airlines, S.A.	El Salvador	96.83%	96.83%
Tampa Cargo Logistics, Inc.	EE.UU.	100%	100%
Tampa Cargo S.A.S.	Colombia	100%	100%
Technical and Training Services, S.A. de C.V.	El Salvador	99%	99%
Avianca Peru S.A.	Perú	100%	100%
Regional Express Américas S.A.S.	Colombia	100%	100%
Vu–Marsat S.A.	Costa Rica	100%	100%

The Company through its subsidiaries is a provider of domestic and international, passenger and cargo air transportation, both in the domestic markets of Colombia, Ecuador, Costa Rica, Nicaragua and Peru and international routes serving North, Central and South America, Europe, and the Caribbean. The Company has entered into a number of bilateral code share alliances with other airlines (whereby selected seats on one carrier’s flights can be marketed under the brand name and commercial code of the other), expanding travel choices to customers worldwide. Marketing alliances typically include joint frequent flyer program participation; coordination of reservations, ticketing, passenger check in and baggage handling; transfer of passenger and baggage at any point of connectivity, among others. The code-share agreements currently in place with other airlines include Air Canada, Aeromexico, United Airlines, Copa Airlines, Silver Airways, Iberia, Lufthansa, All Nippon Airways, Singapore Airlines, Eva Airways, Air China, Etihad Airways, Turkish Airlines, Air India, Azul Linhas Aéreas Brasileiras and GOL Linhas Aéreas Inteligentes, Avianca, Taca International (as well as Taca affiliates) and Avianca Ecuador are members of Star Alliance, which give customers access to destinations and services offered by Star Alliance network. Star Alliance members include several of the world’s most recognized airlines, including Lufthansa, United Airlines, Thai Airways, Air Canada, TAP, Singapore Airlines, among others, as well as smaller regional airlines. All of them are committed to meeting the highest standards in terms of security and customer service.
Cargo operations are carried out by our subsidiaries and affiliates, including Tampa Cargo S.A.S. with headquarters in Colombia and Aerotransporte de Carga Union S.A. de C.V. The Group also undertakes cargo operations through the use of hold space on passenger flights and dedicated freight aircraft. In certain of the airport hubs, the Group performs ground operations for third-party airlines. Additionally, an important part of the cargo business is carried by the companies that operate passenger air transportation.
The Company owns and operates a coalition loyalty program called LifeMiles (the “Program”), which is also the frequent flyer Program for the airline subsidiaries of AVH. LifeMiles sells loyalty currency (“Miles”) to its commercial partners and Program members, including to AVH airlines and other airline partners from the Star Alliance network, and collects incentive, fees from partners and members of the Program for certain transactions. These partners in turn use Miles to reward their customers, increasing loyalty for their brands. For instance, partner airlines reward passengers with Miles whenever they fly, financial partners reward cardholders with Miles when they spend with their credit cards, and retail partners reward customers with Miles when they purchase merchandise or other goods and services. Miles earned can be exchanged for flights with Avianca, airline members of Star Alliance and other air partners, as well as for other commercial partners’ products and services such as hotel nights, car rentals and retail merchandise, among other rewards.

Sale of subsidiaries
For the year ended December 31, 2019 and 2018 the Group signed two sales detailed as following:
Turboprop Leasing Company and Aerotaxis La Costeña S.A.
On April 22, 2019, the Group thorough its subsidiaries Grupo Taca Holdings Limited (“GTH”) and Nicaragüense de Aviación S.A. (“NICA”) sold all of GTH’s shares in Turboprop Leasing Company Ltd. (“Turbo”), and all of NICA’s shares in Aerotaxis La Costeña S.A. (“La Costeña”), respectively, to Regional Airline Holding LLC (the “Buyer”).
As a result of the transaction, the Group lost control and ceased to consolidate the financial statements of Turboprop Leasing Company Ltd. and Aerotaxis La Costeña S.A. on May 31, 2019.
The following is the summary of the movements in the financial statements due to the sale and the corresponding loss of control of Turbo Leasing Company Ltd. and Aerotaxis La Costeña S.A.

	Turboprop Leasing Company Ltd.	Aerotaxis La Costeña S.A.	Total deconsolidation
Amount of cash in the company	$8,876	$2,889	$11,765
Carrying amount of the company assets, without cash	28,632	6,928	35,560
Carrying amount of the company liabilities	(19,507)	(3,729)	(23,236)

Net assets of the subsidiary	18,001	6,088	24,089
Non-controlling interest	(5,769)	(1,943)	(7,712)

GTH / Nicarag ü ense de Aviación participation	$12,232	$4,145	$16,377

Consideration received in cash	6,425	4,465	10,890

(Loss)/gain on the sale of the subsidiaries	$(5,807)	$320	$(5,487)

The aggregate amount of the cash paid for losing control of subsidiaries is reported in the statement of cash flows net of cash and cash equivalents disposed of as part of such transaction, for a net payment of $875.
The loss of this sale is included in Fees and other expenses in the income statement.
Getcom Int’l Investments SL
On December 28, 2018, Avianca Holdings entered into an agreement for the sale and transfer of its participation and control in Getcom Int’l Investments S.L., a company incorporated in Spain, to Seger Investments, Corp, a company domiciled in Panama, who already owned 50% equity interest in Getcom Int’l Investments S.L. Pursuant to the terms of such agreement, the Company and the Purchaser also effected the sale in this date.
As a result of the transaction, the Group lost control and ceased to consolidate Getcom Int’l Investments S.L.’s financial statements on December 31, 2018.
The following is a summary of the movements in the financial statements due to the sale and corresponding loss of control of Getcom Int’l Investments S.L

Amount of cash in Getcom Int’l Investments S.L.	$1,764
Carrying amount of the Getcom Int’l Investments S.L. assets, without cash	20,561
Carrying amount of the Getcom Int’l Investments S.L. liabilities	(6,980)

Net Assets of the subsidiary	$15,345
Non-controlling interest	(7,674)

AVH participation	7,671

Received consideration:
Portion of the consideration consisting of cash	18,000
Portion of the consideration consisting of account receivables	250

Fair Value of the received consideration	$18,250

Gains on the sale of the subsidiary	$10,579

As of December 31, 2019, and 2018, Avianca Holdings S.A. had a total fleet consisting of:

	December 31, 2019			December 31, 2018
Aircraft	Owned/ Financial Lease	Operating Lease (1)	Total	Owned/ Financial Lease	Operating Lease	Total
Airbus A-318	—	—	—	10	—	10
Airbus A-319 (2)	23	4	27	23	4	27
Airbus A-320	31	26	57	35	26	61
Airbus A-320 NEO	3	7	10	3	4	7
Airbus A-321	7	6	13	7	6	13
Airbus A-321 NEO	—	2	2	—	2	2
Airbus A-330	3	7	10	3	7	10
Airbus A-330F	6	—	6	6	—	6
Airbus A-300F (2)	5	—	5	5	—	5
Boeing 787-8	8	5	13	8	5	13
Boeing 787-9	—	1	1	—	—	—
ATR-42	—	—	—	2	—	2
ATR-72	15	—	15	15	—	15
Boeing 767F	2	—	2	2	—	2
Cessna Grand Caravan	—	—	—	13	—	13
Embraer E-190 (2)	10	—	10	10	—	10

	113	58	171	142	54	196

(1)
As of January 1, 2019, as a result of the adoption of IFRS 16, the operating leases contracts are recorded in the consolidated statement of financial position as part property and equipment, as well as the recognition of the related financial liability that represents the present value of the minimum payments of the lease contract. (see note 4).

(2)	As of December 31, 2019, the Group has as assets held for sale 10 Embraer E-190, 2 Airbus A319, 12 Airbus A320, 4 Airbus A321, 2 Airbus A330 and 1 Airbus A330F.